Related party transactions	12 Months Ended
Mar. 31, 2020
Related party transactions
Related party transactions

 30. Related party transactions

The Group has a number of related parties including joint arrangements and associates, pension schemes and Directors and Executive Committee members (see note 12 “Investments in associates and joint arrangements”, note 25 “Post employment benefits” and note 23 “Directors and key management compensation”).

Transactions with joint arrangements and associates

Related party transactions with the Group’s joint arrangements and associates primarily comprise fees for the use of products and services including network airtime and access charges, fees for the provision of network infrastructure and cash pooling arrangements.

No related party transactions have been entered into during the year which might reasonably affect any decisions made by the users of these consolidated financial statements except as disclosed below.

	2020	2019	2018
	€m	€m	€m
Sales of goods and services to associates	32	27	19
Purchase of goods and services from associates	4	3	1
Sales of goods and services to joint arrangements	305	242	194
Purchase of goods and services from joint arrangements	97	192	199
Net interest income receivable from joint arrangements[1]	71	96	120
Trade balances owed:
by associates	4	1	4
to associates	4	3	2
by joint arrangements	157	193	107
to joint arrangements	37	25	28
Other balances owed by joint arrangements[1]	1,083	997	1,328
Other balances owed to joint arrangements2	2,017	169	150

Notes:

1	Amounts arise primarily through VodafoneZiggo, Vodafone Hutchison Australia and Inwit S.p.A.. Interest is paid in line with market rates.
2	Amounts for the year ended 31 March 2020 are primarily in relation to leases of tower space from INWIT S.p.A.

Dividends received from associates and joint ventures are disclosed in the consolidated statement of cash flows.

Transactions with Directors other than compensation

During the three years ended 31 March 2020, and as of 2 July 2020, no Director nor any other executive officer, nor any associate of any Director or any other executive officer, was indebted to the Company.

During the three years ended 31 March 2020 and as of 2 July 2020, the Company has not been a party to any other material transaction, or proposed transactions, in which any member of the key management personnel (including Directors, any other executive officer, senior manager, any spouse or relative of any of the foregoing or any relative of such spouse) had or was to have a direct or indirect material interest.